12. Purchase of Corporate Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes
12. Purchase of Corporate Interest

11.  Purchase of PrestoCorp

Effective August 1, 2017, the Company purchased 51% voting interest in PrestoCorp.  The Company can issue PrestoCorp 1,027,169 shares of common stock valued at approximately $3,500,000.  In exchange, PrestoCorp issued 2,550 shares of its common stock to the Company.   The purchase price includes an earn-out based on future performance of PrestoCorp if certain revenue and income milestones are achieved.

The following summarizes the transaction with PrestoCorp at closing on August 1, 2017:

Cash	$ 8,714
Prepaid Assets	8,565
Property & Equipment, Net	8,702
Intellectual Property	1,080,000
Goodwill	4,383,202
Total Assets	$ 5,489,183

Accounts Payable & Accrued Exps	(20,507)
Fair value of NCI	(3,130,000)
Due to – Related Parties	(5,473)

Net Purchase	$ 2,333,203

In determining the fair value of the intangible assets, the Company considered, among other factors, the best use of acquired assets such as a business to consumer web portal and app, analyses of historical financial performance of the products and estimates of future performance of the products and intellectual properties acquired. The fair values of the identified intangible assets related to Intellectual Property and Goodwill and the Company has preliminarily recorded the purchase price of the identified intangible assets and is amortizing such assets over their estimated useful lives ranging from 5-10 years.  The goodwill of $4,383,202 arising from the purchase of PrestoCorp consists largely of the synergies and economies of scale expected from combining the operations of the Company and PrestoCorp. None of the goodwill recognized is expected to be deductible for income tax purposes. The fair value of the non-controlling interest is based on the estimated fair value, net of discounts for lack of marketability and control.  The establishment of the allocation to goodwill and identifiable intangible assets requires the extensive use of accounting estimates and management judgment. The fair values assigned to the assets acquired are based on estimates and assumptions from data currently available.

The following unaudited supplemental pro forma information for the nine months ended September 30, 2017 and the year ended December 31, 2016 assumes the acquisition of PrestoCorp had occurred as of January 1, 2017 and 2016, giving effect to purchase accounting adjustments such as amortization of intangible assets. The pro forma data is for informational purposes only and may not necessarily reflect the actual results of operations had the assets of PrestoCorp, been operated as part of the Company since January 1, 2017 and 2016.

	September 30, 2017	December 31, 2016
Revenues	$ 680,000	$ 546,642
Expenses	5,040,000	3,978,474
Net Loss	$ (5,720,000)	$ (3,431,832)

The following table sets forth the components of identified intangible assets associated with the Acquisition and its estimated useful life:

	Fair Value	Useful Life
Technology: Website & App	$520,000	5 Years
Customer Base	300,000	10 Years
Marketing Related	260,000	10 Years
Total Intangible Assets	$1,080,000

12.  Purchase of iBudtender Inc.

On August 8, 2016, the Company purchased 50.1% interest in iBudtender Inc.  The Company paid iBudtender $50,000 and agreed to issue iBudtender 150,000 shares of common stock, of which 100,000 were issued at closing and 50,000 are to be issued 180 days from closing.  In exchange, iBudtender issued 5,010,000 shares of its common stock to the Company.   Since this was not a significant acquisition, the Company did not file an Amended 8K.

The following summarizes the transaction with iBudtender at closing on August 8, 2016:

Cash	$5,635
Intellectual Property	400,000
Goodwill	247,051
Total Assets	$652,686

Fair value of NCI	-239,281
Notes Payable – Related Parties	-63,405

Net Purchase	$350,000

In determining the fair value of the intangible assets, the Company considered, among other factors, the best use of acquired assets such as a business to consumer web portal and app, analyses of historical financial performance of the products and estimates of future performance of the products and intellectual properties acquired. The fair values of the identified intangible assets related to Intellectual Property and Goodwill and the Company has preliminarily recorded the purchase price as an intangible asset and such asset is being amortized over its estimated useful life of 10 years.  During 2014 and 2015, the Company utilized an amortization period of 20 years, but based on a change in estimate and the evolving industry, the Company is utilizing a useful life of 10 years. The purchase price allocation is subject to completion of the Company’s analysis of the fair value of the assets acquired as of the date of the acquisition. Any related adjustment is not expected to be material.  The final valuation is expected to be completed as soon as practicable but no later than one year from the closing of the transaction. The fair value of the non-controlling interest is based on the estimated fair value, net of discounts for lack of marketability and control.  The establishment of the allocation to goodwill and identifiable intangible assets requires the extensive use of accounting estimates and management judgment. The fair values assigned to the assets acquired are based on estimates and assumptions from data currently available.

The following unaudited supplemental pro forma information for the years ended December 31, 2016 and 2015, assumes the acquisition of iBudtender, Inc. had occurred as of January 1, 2016 and 2015, giving effect to purchase accounting adjustments such as amortization of intangible assets.

The pro forma data is for informational purposes only and may not necessarily reflect the actual results of operations had the assets of iBudtender, Inc. been operated as part of the Company since January 1, 2016 and 2015.

	2016	2015
Revenues	$ 29,168	$ 17,044
Expenses	3,183,767	9,480,334
Net Loss	$ (3,154,599)	$ (9,463,290)

The following table sets forth the components of identified intangible assets associated with the Acquisition and its estimated useful life:

	Fair Value	Useful Life
Technology: Website & App	$400,000	15 Years